Equity (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Warrants outstanding - beginning balance	156	156	156
Weighted average exercise price, beginning	$ 16,000.0	$ 16,000.0	$ 16,000.0
Warrants, Issued	6,731
Weighted average exercise price, warrants issued	$ 1,040.0
Warrants, Exercised	3,125
Weighted average exercise price, warrants exercised	$ 1,040.0
Warrants, Expired
Weighted average exercise price, warrants expired
Warrants outstanding - ending balance	3,762	156	156
Weighted average exercise price, ending	$ 1,661.4	$ 16,000.0	$ 16,000.0
Warrants exercisable	3,762
Weighted average exercise price, warrants exercisable	$ 1,661.4